Consolidated Statements of Comprehensive Income - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income
Net Income	$ 234,644,125	$ 174,511,487	$ 128,458,987
Components of other comprehensive income that will not be reclassified to net income for the period, before taxes
Actuarial Gains (losses) from defined benefit plans	(2,865,423)	2,381,650	(3,960,084)
Components of other comprehensive income that will be reclassified to net income for the period, before taxes
Gain (losses) from exchange rate translation differences	(71,165,622)	(98,844,581)	(78,009,918)
Gain (losses) from cash flow hedges	19,166,716	52,472,352	(155,206,655)
Income tax related to components of other comprehensive income that will not be reclassified to net income for the period
Income tax related to defined benefit plans	773,664	(643,045)	1,069,223
Income tax related to components of other comprehensive income that will be reclassified to net income for the period
Income tax related to exchange rate translation differences	29,114,514	37,650,601	23,777,899
Income tax related to cash flow hedges	(6,978,956)	(14,183,004)	42,276,806
Other comprehensive income, total	(31,955,107)	(21,166,027)	(170,052,729)
Total comprehensive income	202,689,018	153,345,460	(41,593,742)
Total comprehensive income attributable to:
Equity holders of the parent	200,347,191	150,135,125	(44,244,225)
Non-controlling interests	2,341,827	3,210,335	2,650,483
Total comprehensive income	$ 202,689,018	$ 153,345,460	$ (41,593,742)